MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5%
	AEROSPACE & DEFENSE — 0.3%
2,943,000	Kaman Corporation	3.2500	05/01/24	$ 3,021,343

	ASSET MANAGEMENT — 0.0%(a)
100,000	Ares Capital Corporation	4.6250	03/01/24	118,047
100,000	New Mountain Finance Corporation	5.7500	08/15/23	105,725
				223,772
	AUTOMOTIVE — 2.5%
18,000,000	Ford Motor Company(b),(c)	–	03/15/26	24,433,740

	BANKING — 0.0%(a)
100,000	Hope Bancorp, Inc.	2.0000	05/15/38	98,494

	BASIC INDUSTRY — 0.6%
5,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	5,452,500

	BEVERAGES — 2.2%
20,000,000	MGP Ingredients, Inc.(b)	1.8750	11/15/41	21,471,800
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	97,730
				21,569,530
	BIOTECH & PHARMA — 19.1%
19,400,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	20,071,240
11,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.9900	05/01/28	12,180,300
19,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	20,219,420
17,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	0.2500	11/01/24	17,800,700
32,000,000	Halozyme Therapeutics, Inc.(b)	0.2500	03/01/27	27,495,040
25,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	25,523,000
18,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	18,770,400
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	97,500
100,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	98,071
5,400,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	5,136,480
15,900,000	Merck & Co., Inc. UBS Group AG Synthetic(e)	1.7721	05/25/28	15,955,650
20,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	22,710,800
100,000	Supernus Pharmaceuticals, Inc.	0.6250	04/01/23	98,898
				186,157,499

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	CABLE & SATELLITE — 2.3%
23,000,000	Liberty Broadband Corp. Synthetic(b),(e)	1.2500	09/30/50	$ 22,495,679

	CONSUMER SERVICES — 2.4%
23,000,000	Stride, Inc.	1.1250	09/01/27	23,180,550

	DIVERSIFIED INDUSTRIALS — 1.5%
5,800,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	5,176,500
10,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	2.1030	04/20/28	8,903,000
				14,079,500
	ELECTRICAL EQUIPMENT — 4.5%
100,000	Camtek Ltd.(b),(c)	–	12/01/26	96,332
18,000,000	Itron, Inc.(b),(c)	–	03/15/26	16,096,086
9,000,000	OSI Systems, Inc.	1.2500	09/01/22	8,984,133
12,000,000	SMART Global Holdings, Inc.	2.2500	02/15/26	18,950,280
				44,126,831
	ENTERTAINMENT CONTENT — 0.0%(a)
100,000	IMAX Corporation(b)	0.5000	04/01/26	94,578

	FOOD — 0.1%
1,000,000	The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	960,300

	HEALTH CARE FACILITIES & SERVICES — 2.7%
24,000,000	PetIQ, Inc.	4.0000	06/01/26	26,640,480

	HOME CONSTRUCTION — 2.1%
22,000,000	Patrick Industries, Inc.(b)	1.7500	12/01/28	20,717,246

	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(a)
100,000	Voya Financial, Inc. - Bank of America Finance LLC Synthetic(e)	0.2500	05/01/23	110,670

	INSURANCE — 2.4%
22,500,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(e)	1.8652	04/14/28	23,332,500

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	INTERNET MEDIA & SERVICES — 4.9%
13,000,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(e)	3.5900	04/21/23	$ 18,024,500
5,000,000	Google, Inc. - Bank of America Finance LLC Synthetic(e)	3.6429	09/28/23	8,916,000
24,000,000	TripAdvisor, Inc.(b)	0.2500	04/01/26	20,951,328
100,000	Twitter, Inc.(b),(c)	–	03/15/26	89,301
				47,981,129
	LEISURE FACILITIES & SERVICES — 6.8%
27,000,000	Cheesecake Factory, Inc.	0.3750	06/15/26	23,899,455
15,000,000	Cracker Barrel Old Country Store, Inc.(b)	0.6250	06/15/26	14,261,310
18,000,000	DraftKings, Inc.(b),(c)	–	03/15/28	13,693,662
13,000,000	McDonald’s Corp. - Credit Suisse AG Synthetic(e)	1.9200	05/28/27	14,518,400
100,000	Vail Resorts, Inc.(c)	–	01/01/26	100,255
				66,473,082
	LEISURE PRODUCTS — 4.8%
13,000,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(e)	3.8900	09/26/23	21,868,600
20,000,000	LCI Industries	1.1250	05/15/26	19,674,220
4,500,000	Winnebago Industries, Inc.	1.5000	04/01/25	5,411,250
				46,954,070
	MEDICAL EQUIPMENT & DEVICES — 3.9%
28,000,000	Haemonetics Corporation(b),(c)	–	03/01/26	23,270,968
15,000,000	NuVasive, Inc.	0.3750	03/15/25	14,322,690
				37,593,658
	METALS & MINING — 2.5%
15,091,000	Century Aluminum Company(b)	2.7500	05/01/28	16,204,867
8,000,000	First Majestic Silver Corporation(b)	0.3750	01/15/27	7,476,976
100,000	Newmont Mining Corp. - Barclays Bank PLC Synthetic(e)	3.9200	10/30/23	162,560
				23,844,403
	OIL & GAS — 3.6%
27,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	29,710,800
4,000,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5490	11/24/27	5,000,000
				34,710,800

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	RENEWABLE ENERGY — 1.2%
12,500,000	Enphase Energy, Inc.(b),(c)	–	03/01/26	$ 11,495,612
100,000	Green Plains, Inc.	2.2500	03/15/27	123,920
				11,619,532
	RETAIL - DISCRETIONARY — 0.1%
1,000,000	Guess?, Inc.	2.0000	04/15/24	1,139,480

	SEMICONDUCTORS — 2.2%
1,000,000	MACOM Technology Solutions Holdings, Inc.(b)	0.2500	03/15/26	1,037,500
20,000,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	20,518,000
				21,555,500
	SOFTWARE — 1.1%
1,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	1,145,370
1,000,000	Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic(e)	0.2500	10/25/24	1,693,250
7,498,000	Mitek Systems, Inc.(b)	0.7500	02/01/26	7,896,968
				10,735,588
	SPECIALTY FINANCE — 0.5%
100,000	MFA Financial, Inc.	6.2500	06/15/24	103,623
5,000,000	PennyMac Corporation(b)	5.5000	03/15/26	4,948,765
100,000	Redwood Trust, Inc.	5.6250	07/15/24	101,442
				5,153,830
	TECHNOLOGY HARDWARE — 2.0%
4,000,000	Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic(e)	3.8700	10/16/23	10,895,200
8,000,000	InterDigital, Inc.	2.0000	06/01/24	8,611,920
100,000	Lumentum Holdings, Inc.	0.5000	12/15/26	120,980
				19,628,100
	TECHNOLOGY SERVICES — 6.8%
15,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	16,636,650
100,000	Insight Enterprises, Inc.	0.7500	02/15/25	144,258
19,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(e)	1.8775	07/03/28	18,004,400
8,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	7,460,800
25,000,000	Parsons Corporation	0.2500	08/15/25	24,062,775
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	114,250
				66,423,133

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 94.5% (Continued)
	TRANSPORTATION & LOGISTICS — 5.9%
12,125,000	Air Transport Services Group, Inc.	1.1250	10/15/24	$ 13,020,674
27,000,000	JetBlue Airways Corporation(b)	0.5000	04/01/26	25,691,148
22,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	19,172,670
				57,884,492
	TRANSPORTATION EQUIPMENT — 5.5%
50,000	Greenbrier Companies, Inc.	2.8750	02/01/24	51,124
26,000,000	Greenbrier Companies, Inc.(b)	2.8750	04/15/28	26,845,000
25,000,000	Meritor, Inc.	3.2500	10/15/37	26,595,750
				53,491,874

	TOTAL CONVERTIBLE BONDS (Cost $896,227,119)			921,883,883

	U.S. GOVERNMENT & AGENCIES — 0.0%(a)
	U.S. TREASURY OBLIGATIONS — 0.0%(a)
100,000	United States Treasury Note	0.6250	03/31/27	95,094
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $99,315)

Shares
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUND - 6.2%
60,136,139	BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01%(d)			60,136,139
	TOTAL SHORT-TERM INVESTMENTS - (Cost $60,136,139)

	TOTAL INVESTMENTS - 100.7% (Cost $956,462,573)			$ 982,115,116
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(6,419,550)
	NET ASSETS - 100.0%			$ 975,695,566

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Zero coupon bond.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2022.
(e)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of January 31, 2022
% of Net
Sector	Assets
Health Care	25.7%
Consumer Discretionary	18.7%
Industrial	17.7%
Technology	14.9%
Energy	4.7%
Communications	4.5%
Financial	3.0%
Materials	3.0%
Consumer Staples	2.3%
U.S. Treasury Obligations	0.0%
Short-Term Investments	6.2%
Liabilities in Excess of Other Assets	(0.7)%
100.0%

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares				Fair Value
	COMMON STOCKS — 2.2%
	TELECOMMUNICATIONS - 2.2%
100,000	AT&T, Inc.			$ 2,550,000
	TOTAL COMMON STOCKS (Cost $2,352,520)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 128.6%
	AEROSPACE & DEFENSE — 1.4%
1,560,000	Kaman Corporation	3.2500	05/01/24	1,601,527

	AUTOMOTIVE — 3.0%
2,500,000	Ford Motor Company(a),(b)	–	03/15/26	3,393,575

	BASIC INDUSTRY — 1.0%
1,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(d)	2.6410	06/18/24	1,090,500

	BEVERAGES — 3.6%
3,815,000	MGP Ingredients, Inc.(a)	1.8750	11/15/41	4,095,746

	BIOTECH & PHARMA — 29.9%
4,500,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(d)	1.9900	05/01/28	4,982,850
4,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	4,256,720
4,500,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(d)	0.2500	11/01/24	4,711,950
5,600,000	Halozyme Therapeutics, Inc.(a)	0.2500	03/01/27	4,811,632
4,300,000	Jazz Investments I Ltd.	1.5000	08/15/24	4,389,956
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	10/25/27	2,925,000
4,500,000	Merck & Co., Inc. UBS Group AG Synthetic(d)	1.7721	05/25/28	4,515,750
3,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	3,406,620
				34,000,478
	CABLE & SATELLITE — 3.5%
4,000,000	Liberty Broadband Corp. Synthetic(a),(d)	1.2500	09/30/50	3,912,292

	CONSUMER SERVICES — 4.0%
4,500,000	Stride, Inc.	1.1250	09/01/27	4,535,325

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 128.6% (Continued)
	ELECTRICAL EQUIPMENT — 6.9%
5,000,000	Itron, Inc.(a),(b)	–	03/15/26	$ 4,471,135
1,000,000	OSI Systems, Inc.	1.2500	09/01/22	998,237
1,500,000	SMART Global Holdings, Inc.	2.2500	02/15/26	2,368,785
				7,838,157
	HEALTH CARE FACILITIES & SERVICES — 4.4%
4,500,000	PetIQ, Inc.	4.0000	06/01/26	4,995,090

	HOME CONSTRUCTION — 2.5%
3,000,000	Patrick Industries, Inc.(a)	1.7500	12/01/28	2,825,079

	INTERNET MEDIA & SERVICES — 4.5%
1,500,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(d)	3.5900	04/21/23	2,079,750
3,500,000	TripAdvisor, Inc.(a)	0.2500	04/01/26	3,055,402
				5,135,152
	LEISURE FACILITIES & SERVICES — 9.8%
4,700,000	Cheesecake Factory, Inc.	0.3750	06/15/26	4,160,275
4,000,000	Cracker Barrel Old Country Store, Inc.(a)	0.6250	06/15/26	3,803,016
2,500,000	DraftKings, Inc.(a),(b)	–	03/15/28	1,901,898
1,100,000	McDonald’s Corp. - Credit Suisse AG Synthetic(d)	1.9200	05/28/27	1,228,480
				11,093,669
	LEISURE PRODUCTS — 5.3%
1,500,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(d)	3.8900	09/26/23	2,523,300
3,500,000	LCI Industries	1.1250	05/15/26	3,442,988
				5,966,288
	MEDICAL EQUIPMENT & DEVICES — 4.7%
3,000,000	Haemonetics Corporation(a),(b)	–	03/01/26	2,493,318
3,000,000	NuVasive, Inc.	0.3750	03/15/25	2,864,538
				5,357,856
	METALS & MINING — 4.8%
3,349,000	Century Aluminum Company(a)	2.7500	05/01/28	3,596,190
2,000,000	First Majestic Silver Corporation(a)	0.3750	01/15/27	1,869,244
				5,465,434

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 128.6% (Continued)
	OIL & GAS — 6.1%
4,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(d)	1.9500	10/27/28	$ 4,401,600
2,000,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5490	11/24/27	2,500,000
				6,901,600
	RENEWABLE ENERGY — 1.6%
2,000,000	Enphase Energy, Inc.(a),(b)	–	03/01/26	1,839,298

	SEMICONDUCTORS — 2.7%
3,000,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	3,077,700

	SOFTWARE — 0.9%
1,000,000	Mitek Systems, Inc.(a)	0.7500	02/01/26	1,053,210

	TECHNOLOGY SERVICES — 9.8%
1,900,000	Euronet Worldwide, Inc.	0.7500	03/15/49	2,107,309
5,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(d)	1.8775	07/03/28	4,738,000
4,500,000	Parsons Corporation	0.2500	08/15/25	4,331,300
				11,176,609
	TRANSPORTATION & LOGISTICS — 10.4%
3,702,000	Air Transport Services Group, Inc.	1.1250	10/15/24	3,975,467
5,000,000	JetBlue Airways Corporation(a)	0.5000	04/01/26	4,757,620
3,500,000	Spirit Airlines, Inc.	1.0000	05/15/26	3,050,197
				11,783,284
	TRANSPORTATION EQUIPMENT — 7.8%
4,500,000	Greenbrier Companies, Inc.(a)	2.8750	04/15/28	4,646,250
4,000,000	Meritor, Inc.	3.2500	10/15/37	4,255,320
				8,901,570

	TOTAL CONVERTIBLE BONDS (Cost $143,054,317)			146,039,439

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 13.5%
MONEY MARKET FUND - 13.5%
15,383,343	BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01%(c)	$ 15,383,343
TOTAL SHORT-TERM INVESTMENTS (Cost $15,383,343)

	TOTAL INVESTMENTS - 144.3% (Cost $160,790,180)	$ 163,972,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (44.3)%	(50,323,517)
	NET ASSETS - 100.0%	$ 113,649,265

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven-day effective yield as of January 31, 2022.
(d)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of January 31, 2022
% of Net
Sector	Assets
Health Care	39.0%
Industrial	26.5%
Consumer Discretionary	24.5%
Technology	15.3%
Communications	8.4%
Energy	7.7%
Materials	5.8%
Consumer Staples	3.6%
Short-Term Investments	13.5%
Liabilities in Excess of Other Assets	(44.3)%
100.0%

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares				Fair Value
	COMMON STOCKS — 6.0%
	ASSET MANAGEMENT - 4.3%
188,200	Acropolis Infrastructure Acquisition Corporation(a)			$ 1,861,298
50,000	Athena Technology Acquisition Corporation II(a)			496,250
10,000	Beard Energy Transition Acquisition Corporation(a)			100,000
5,000	Cartica Acquisition Corporation(a)			50,275
20,000	Gores Holdings IX, Inc.(a)			200,600
25,000	Growth For Good Acquisition Corporation(a)			250,000
50,000	Jackson Acquisition Company(a)			499,000
25,000	Power & Digital Infrastructure Acquisition II(a)			251,500
20,000	PROOF Acquisition Corp I(a)			200,800
50,000	Screaming Eagle Acquisition Corporation(a)			496,000
88,000	TortoiseEcofin Acquisition Corporation III(a)			865,480
				5,271,203
	TELECOMMUNICATIONS - 1.7%
80,000	AT&T, Inc.			2,040,000

	TOTAL COMMON STOCKS (Cost $7,183,503)			7,311,203

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 90.1%
	AEROSPACE & DEFENSE — 0.8%
1,000,000	Kaman Corporation	3.2500	05/01/24	1,026,620

	AUTOMOTIVE — 2.0%
1,800,000	Ford Motor Company(b),(c)	–	03/15/26	2,443,374

	BASIC INDUSTRY — 0.9%
1,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	1,090,500

	BEVERAGES — 1.8%
2,000,000	MGP Ingredients, Inc.(b)	1.8750	11/15/41	2,147,180

	BIOTECH & PHARMA — 18.2%
3,600,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	3,724,560

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.1% (Continued)
	BIOTECH & PHARMA — 18.2% (Continued)
2,900,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	$ 3,086,122
2,014,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	0.2500	11/01/24	2,108,860
4,200,000	Halozyme Therapeutics, Inc.(b)	0.2500	03/01/27	3,608,724
3,100,000	Jazz Investments I Ltd.	1.5000	08/15/24	3,164,852
1,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	1,042,800
1,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	975,000
2,800,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	2,663,360
1,600,000	Pacira BioSciences, Inc.	0.7500	08/01/25	1,816,864
				22,191,142
	CABLE & SATELLITE — 2.4%
3,000,000	Liberty Broadband Corp. Synthetic(b),(e)	1.2500	09/30/50	2,934,219

	CONSUMER SERVICES — 2.7%
3,300,000	Stride, Inc.	1.1250	09/01/27	3,325,905

	DIVERSIFIED INDUSTRIALS — 2.2%
3,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	2.1030	04/20/28	2,670,900

	ELECTRICAL EQUIPMENT — 4.2%
3,300,000	Itron, Inc.(b),(c)	–	03/15/26	2,950,949
1,000,000	OSI Systems, Inc.	1.2500	09/01/22	998,237
700,000	SMART Global Holdings, Inc.	2.2500	02/15/26	1,105,433
				5,054,619
	HEALTH CARE FACILITIES & SERVICES — 2.6%
2,800,000	PetIQ, Inc.	4.0000	06/01/26	3,108,056

	HOME CONSTRUCTION — 2.2%
2,800,000	Patrick Industries, Inc.(b)	1.7500	12/01/28	2,636,740

	INSURANCE — 2.8%
3,300,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(e)	1.8652	04/14/28	3,422,100

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.1% (Continued)
	INTERNET MEDIA & SERVICES — 2.1%
3,000,000	TripAdvisor, Inc.(b)	0.2500	04/01/26	$ 2,618,916

	LEISURE FACILITIES & SERVICES — 4.8%
3,600,000	Cheesecake Factory, Inc.	0.3750	06/15/26	3,186,594
2,800,000	Cracker Barrel Old Country Store, Inc.(b)	0.6250	06/15/26	2,662,111
				5,848,705
	LEISURE PRODUCTS — 3.2%
700,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(e)	3.8900	09/26/23	1,177,540
2,700,000	LCI Industries	1.1250	05/15/26	2,656,020
				3,833,560
	MEDICAL EQUIPMENT & DEVICES — 5.4%
4,200,000	Haemonetics Corporation(b),(c)	–	03/01/26	3,490,645
3,200,000	NuVasive, Inc.	0.3750	03/15/25	3,055,507
				6,546,152
	METALS & MINING — 2.3%
1,488,000	Century Aluminum Company(b)	2.7500	05/01/28	1,597,829
1,300,000	First Majestic Silver Corporation(b)	0.3750	01/15/27	1,215,009
				2,812,838
	OIL & GAS — 2.4%
2,700,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	2,971,080

	RENEWABLE ENERGY — 1.4%
1,800,000	Enphase Energy, Inc.(b),(c)	–	03/01/26	1,655,368

	SEMICONDUCTORS — 2.4%
2,900,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,975,110

	SOFTWARE — 0.4%
500,000	Mitek Systems, Inc.(b)	0.7500	02/01/26	526,605

	SPECIALTY FINANCE — 2.4%
3,000,000	PennyMac Corporation(b)	5.5000	03/15/26	2,969,259

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.1% (Continued)
	TECHNOLOGY HARDWARE — 1.8%
2,000,000	InterDigital, Inc.	2.0000	06/01/24	$ 2,152,980

	TECHNOLOGY SERVICES — 6.4%
1,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	1,109,110
3,700,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	3,450,620
3,300,000	Parsons Corporation	0.2500	08/15/25	3,176,286
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	114,250
				7,850,266
	TRANSPORTATION & LOGISTICS — 6.9%
2,322,000	Air Transport Services Group, Inc.	1.1250	10/15/24	2,493,526
3,400,000	JetBlue Airways Corporation(b)	0.5000	04/01/26	3,235,182
3,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	2,614,455
				8,343,163
	TRANSPORTATION EQUIPMENT — 5.4%
3,000,000	Greenbrier Companies, Inc.(b)	2.8750	04/15/28	3,097,500
3,300,000	Meritor, Inc.	3.2500	10/15/37	3,510,639
				6,608,139

	TOTAL CONVERTIBLE BONDS (Cost $109,912,636)			109,763,496

	U.S. GOVERNMENT & AGENCIES — 1.5%
	U.S. TREASURY OBLIGATIONS — 1.5%
2,000,000	United States Treasury Note	0.6250	03/31/27	1,901,876
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,986,299)

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.6%
MONEY MARKET FUND - 2.6%
3,118,041	BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01%(d)	$ 3,118,041
TOTAL SHORT-TERM INVESTMENTS (Cost $3,118,041)

	TOTAL INVESTMENTS - 100.2% (Cost $122,200,479)	$ 122,094,616
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(268,316)
	NET ASSETS - 100.0%	$ 121,826,300

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2022.
(e)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of January 31, 2022
% of Net
Sector	Assets
Health Care	26.1%
Industrial	19.4%
Consumer Discretionary	14.9%
Technology	11.1%
Financial	9.6%
Communications	6.2%
Energy	3.8%
Materials	3.2%
Consumer Staples	1.8%
U.S. Treasury Obligations	1.5%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(0.2)%
100.0%